SCHEDULE OF OUTSTANDING WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Jul. 26, 2023	Dec. 31, 2022	Nov. 18, 2022	Nov. 04, 2022	Nov. 03, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 7.21	$ 7.40	$ 7.85	$ 2.50		$ 2.50	$ 14.00
Number Outstanding	2,878,734	2,748,371
BioSig AI Sciences, Inc. [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.00
Number Outstanding	130,500,000
Expiration date	June-July 2028
ViralClear Pharmaceuticals, Inc. [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding	480,347
Range One [Member] | ViralClear Pharmaceuticals, Inc. [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 5.00
Number Outstanding	473,772
Expiration date	November 2027
Range Two [Member] | ViralClear Pharmaceuticals, Inc. [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 10.00
Number Outstanding	6,575
Expiration date	May 2025
Warrants at 3.364 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 3.364
Number Outstanding	130,363
Expiration date	July 2029
Warrants at 3.573 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 3.573	$ 3.573
Number Outstanding	1,399,386	1,399,386
Expiration date	May 2025-November 2028	May 2025-November 2028
Warrants at 4.066 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 4.066	$ 4.066			$ 4.066
Number Outstanding	25,000	25,000
Expiration date	November 2032	November 2032
Warrants at 4.455 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 4.455	$ 4.455
Number Outstanding	113,005	113,005
Expiration date	June 2028	June 2028
Warrants at 4.466 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 4.466	$ 4.466
Number Outstanding	48,980	48,980
Expiration date	November 2028	November 2028
Warrants at 4.6626 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 4.6626	$ 4.6626
Number Outstanding	64,982	64,982
Expiration date	April 2029	April 2029
Warrants at 4.9252 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 4.9252	$ 4.9252
Number Outstanding	56,307	56,307
Expiration date	March 2029	March 2029
Warrants at 4.929 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 4.929	$ 4.929
Number Outstanding	76,997	76,997
Expiration date	March 2029	March 2029
Warrants at 5.1358 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 5.1358	$ 5.1358
Number Outstanding	116,045	116,045
Expiration date	July 2028	July 2028
Warrants at 7.181 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 7.181	$ 7.181
Number Outstanding	95,761	95,761
Expiration date	July 2028	July 2028
Warrants at 7.502 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 7.502	$ 7.502
Number Outstanding	9,846	9,846
Expiration date	July 2028	July 2028
Warrants at 7.963 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 7.963	$ 7.963
Number Outstanding	88,324	88,324
Expiration date	August 2028	August 2028
Warrants at 9.000 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 9.000	$ 9.000
Number Outstanding	21,709	21,709
Expiration date	June 2027	June 2027
Warrants at 9.596 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 9.596	$ 9.596
Number Outstanding	84,390	84,390
Expiration date	January 2029	January 2029
Warrants at 10.0992 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 10.0992	$ 10.0992
Number Outstanding	19,118	19,118
Expiration date	August 2028	August 2028
Warrants at 10.26 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 10.26	$ 10.26
Number Outstanding	51,705	51,705
Expiration date	September 2028	September 2028
Warrants at 10.4678 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 10.4678	$ 10.4678
Number Outstanding	84,296	84,296
Expiration date	September 2028	September 2028
Warrants at 11.30 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 11.30	$ 11.30
Number Outstanding	40,417	40,417
Expiration date	October 2028	October 2028
Warrants at 1328 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 13.28	$ 13.28
Number Outstanding	96,198	96,198
Expiration date	November 2028	November 2028
Warrants at 14.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 14.00	$ 14.00
Number Outstanding	174,013	174,013
Expiration date	September 2025	September 2025
Warrants at 48.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 48.00	$ 48.00
Number Outstanding	25,000	25,000
Expiration date	February 2025 to July 2026	February 2025 to July 2026
Warrants at 61.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 61.60	$ 61.60
Number Outstanding	56,892	56,892
Expiration date	November 2027	November 2027